Business Combinations (Details) - Acquisition of NiSun BVI [Member]	Dec. 31, 2019 USD ($)
Cash acquired	$ 661,070
Prepayments and deposits	45,605
Property and equipment	15,520
Intangible assets - technology and customer relationships	2,387,970
Customer advances	(29,070)
Accrued expenses and other current liabilities assumed	(118,520)
Deferred tax liability	(559,626)
Goodwill	4,597,051
Total consideration	$ 7,000,000